Organization Of Business, Going Concern And Summary Of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Basis of Presentation and Going Concern (Textual)
Net loss	$ (5,556,339)	$ (3,007,747)
Cash flows from operations	$ (3,250,141)	$ (1,791,607)
Antidilutive options, restricted stock units, and Series A Convertible Preferred Stock shares excluded from of earnings per share (in shares)	35,246,757	27,793,924
Deferred income tax asset valuation allowance percentage	100.00%